Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	Whitebox Mutual Funds
Central Index Key	0001523624
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Whitebox Tactical Opportunities Fund
SUMMARY INFORMATION
Investment Objective.
The investment objective of Whitebox Tactical Opportunities Fund (the “Fund”) is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management.
Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of each Class of the Fund. You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” beginning on page 16 of this Prospectus and in “Purchase, Exchange and Redemption of Shares” beginning on page B-29 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Whitebox Tactical Opportunities Fund	Investor Shares	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Whitebox Tactical Opportunities Fund		Investor Shares	Advisor Shares	Institutional Shares
Management Fee		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	0.25%	none
Dividend Expense on Securities Sold Short and Interest Expense		0.32%	0.32%	0.32%
Acquired Fund Fees & Expenses		0.01%	0.01%	0.01%
Other Operating Expenses		7.42%	7.42%	7.42%
Total annual fund operating expenses		9.00%	9.00%	8.75%
Less: Contractual fee and expense waivers	[1]	(7.07%)	(7.07%)	(7.07%)
Net annual fund operating expenses		1.93%	1.93%	1.68%
[1]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund's Investor Class shares, Advisor Class shares and Institutional Class shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. This agreement will continue at least through February 28, 2014 (subject to early termination only by the Board of Trustees). The Fund's investment adviser may recover waived fees and expenses for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations then in effect.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Whitebox Tactical Opportunities Fund (USD $)	Investor Shares	Advisor Shares	Institutional Shares
1 Year	637	196	171
3 Years	2,340	1,979	1,913
5 Years	3,915	3,628	3,532
10 Years	7,355	7,231	7,098

The example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies.
In pursuing the Fund’s investment objective, the Fund’s investment adviser, Whitebox Advisors, LLC (the “Adviser”), uses a proprietary, multi-factor quantitative model to identify dislocations within and between equity and credit markets. A dislocation occurs when the trading price of a security changes, sometimes dramatically, and such price change is unrelated to economic or company-specific events. When a dislocation is identified, the Adviser will purchase the security if the Adviser believes it is undervalued, and will sell the security as it approaches what the Adviser believes is its fair value. The Adviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.

The Adviser has wide latitude to allocate the Fund’s assets among common and preferred stocks, warrants, fixed income securities, convertible securities, indexed securities and derivatives.

The Fund’s equity investments will be comprised principally of common stocks, preferred stocks and convertible securities of U.S. issuers. The Fund’s fixed income securities will be comprised principally of commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured by either commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), asset-backed securities (securities that are backed by automobile loans, credit card receivables, student loans, manufactured housing loans, aircraft and other equipment leases or trade receivables), corporate bonds and municipal securities. The Fund may invest in fixed income securities without regard to their credit ratings, and from time to time may hold unlimited amounts of fixed income securities that are non-investment grade (“junk bonds”).

The Fund may invest without limitation in securities of companies without regard to their market capitalization. The Fund may from time to time hold substantial quantities of securities issued by small capitalization and medium capitalization companies, in addition to securities of larger companies.

The Fund may invest without limitation in fixed income securities without regard to their credit ratings, including junk bonds. Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Adviser to be of comparable quality. Certain of such securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

The Fund may buy or sell put and call options or futures contracts on a security or an index of securities, or enter into credit default swaps (collectively, commonly known as derivatives). The Fund typically invests in derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to investment risk. The Fund may also invest in derivatives for investment (speculative) purposes.

The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.
Principal Risks of Investing in the Fund.
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments. There can be no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a summary of the principal risks of investing in the Fund.
  Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying common stock. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Credit Default Swaps Risk. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. If the Fund sells a credit default swap to another party, the Fund acts as an insurer of the issuer’s obligations under the referenced security and, upon a default, is liable to the Fund’s counterparty for the defaulted amounts.
  Debt Securities Risk. Debt securities are subject to the risk that the borrower will not make timely payments of principal and interest. Actual or perceived changes in an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The value of a debt security may fall when interest rates rise. The market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivative Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Fluctuations in the values of derivatives may not correlate perfectly with the overall securities markets. The use of futures and options contracts can introduce leverage risk into the Fund’s portfolio. The Fund’s ability to utilize options and futures contracts successfully will depend on the ability of the Adviser to predict pertinent market movements, which cannot be assured and could result in substantial investment losses. Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the purchase price of the underlying investment and its market value at the time of the option exercise. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to the difference between the Fund’s purchase price of the underlying investment (which could rise to an unlimited extent) and the exercise price paid to the Fund. With swaps, the Fund risks the loss of the amount expected to be received under a swap agreement in the event of the default or insolvency of its counterparty.

  When the Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market.
  Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s portfolio. The value of equity securities could decline if the financial condition of the issuing companies decline or if factors that affect a particular industry or the overall market and economic conditions deteriorate. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See also “Convertible Securities Risk.”
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Junk Bond Risk. Junk bonds are high risk investments that may cause income and principal losses for the Fund. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds, and claims of other creditors may have priority over the claims of junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. Junk bonds may be less liquid than higher rated fixed-income securities. Investors in junk bonds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
  Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Mid Cap Securities Risk. The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- and asset-backed securities. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Small Cap and Emerging Growth Securities Risk. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information.
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Class shares has varied over the periods shown. While the Investor Class shares, the Advisor Class shares and Institutional Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities, the performance of each Class will differ to the extent that the Classes do not have the same expenses. Updated performance information is available on the Fund’s website, www.whiteboxmutualfunds.com.
Calendar Year Total Return — Tactical Opportunities Fund Institutional Class Shares

Best Quarter (1st Quarter 2012): 10.88% Worst Quarter (2nd Quarter 2012): (3.12)%
The table shows how the average annual total returns of the share classes presented compare with those of a broad-based market index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Whitebox Tactical Opportunities Fund	1 year	Since Inception	Inception Date
Institutional Class Shares	14.13%	14.14%	Dec 1, 2011
Institutional Class Shares Return After Taxes on Distributions	13.59%	13.64%	Dec 1, 2011
Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	9.34%	11.80%	Dec 1, 2011
Investor Class Shares	8.57%	9.03%	Dec 1, 2011
Advisor Class Shares	13.91%	13.94%	Dec 1, 2011
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	13.41%	14.59%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. In addition, please note that after-tax returns are shown only for the Institutional Class shares and may differ for each share class. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Whitebox Mutual Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Whitebox Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Whitebox Tactical Opportunities Fund (the “Fund”) is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of each Class of the Fund. You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” beginning on page 16 of this Prospectus and in “Purchase, Exchange and Redemption of Shares” beginning on page B-29 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing the Fund’s investment objective, the Fund’s investment adviser, Whitebox Advisors, LLC (the “Adviser”), uses a proprietary, multi-factor quantitative model to identify dislocations within and between equity and credit markets. A dislocation occurs when the trading price of a security changes, sometimes dramatically, and such price change is unrelated to economic or company-specific events. When a dislocation is identified, the Adviser will purchase the security if the Adviser believes it is undervalued, and will sell the security as it approaches what the Adviser believes is its fair value. The Adviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.

The Adviser has wide latitude to allocate the Fund’s assets among common and preferred stocks, warrants, fixed income securities, convertible securities, indexed securities and derivatives.

The Fund’s equity investments will be comprised principally of common stocks, preferred stocks and convertible securities of U.S. issuers. The Fund’s fixed income securities will be comprised principally of commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured by either commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), asset-backed securities (securities that are backed by automobile loans, credit card receivables, student loans, manufactured housing loans, aircraft and other equipment leases or trade receivables), corporate bonds and municipal securities. The Fund may invest in fixed income securities without regard to their credit ratings, and from time to time may hold unlimited amounts of fixed income securities that are non-investment grade (“junk bonds”).

The Fund may invest without limitation in securities of companies without regard to their market capitalization. The Fund may from time to time hold substantial quantities of securities issued by small capitalization and medium capitalization companies, in addition to securities of larger companies.

The Fund may invest without limitation in fixed income securities without regard to their credit ratings, including junk bonds. Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Adviser to be of comparable quality. Certain of such securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

The Fund may buy or sell put and call options or futures contracts on a security or an index of securities, or enter into credit default swaps (collectively, commonly known as derivatives). The Fund typically invests in derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to investment risk. The Fund may also invest in derivatives for investment (speculative) purposes.

		The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments. There can be no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a summary of the principal risks of investing in the Fund.
  Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying common stock. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Credit Default Swaps Risk. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. If the Fund sells a credit default swap to another party, the Fund acts as an insurer of the issuer’s obligations under the referenced security and, upon a default, is liable to the Fund’s counterparty for the defaulted amounts.
  Debt Securities Risk. Debt securities are subject to the risk that the borrower will not make timely payments of principal and interest. Actual or perceived changes in an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The value of a debt security may fall when interest rates rise. The market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivative Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Fluctuations in the values of derivatives may not correlate perfectly with the overall securities markets. The use of futures and options contracts can introduce leverage risk into the Fund’s portfolio. The Fund’s ability to utilize options and futures contracts successfully will depend on the ability of the Adviser to predict pertinent market movements, which cannot be assured and could result in substantial investment losses. Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the purchase price of the underlying investment and its market value at the time of the option exercise. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to the difference between the Fund’s purchase price of the underlying investment (which could rise to an unlimited extent) and the exercise price paid to the Fund. With swaps, the Fund risks the loss of the amount expected to be received under a swap agreement in the event of the default or insolvency of its counterparty.

  When the Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market.
  Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s portfolio. The value of equity securities could decline if the financial condition of the issuing companies decline or if factors that affect a particular industry or the overall market and economic conditions deteriorate. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See also “Convertible Securities Risk.”
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Junk Bond Risk. Junk bonds are high risk investments that may cause income and principal losses for the Fund. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds, and claims of other creditors may have priority over the claims of junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. Junk bonds may be less liquid than higher rated fixed-income securities. Investors in junk bonds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
  Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Mid Cap Securities Risk. The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- and asset-backed securities. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Small Cap and Emerging Growth Securities Risk. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Class shares has varied over the periods shown. While the Investor Class shares, the Advisor Class shares and Institutional Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities, the performance of each Class will differ to the extent that the Classes do not have the same expenses. Updated performance information is available on the Fund’s website, www.whiteboxmutualfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund‘s Institutional Class shares has varied over the periods shown.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.whiteboxmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return — Tactical Opportunities Fund Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (1st Quarter 2012): 10.88% Worst Quarter (2nd Quarter 2012): (3.12)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, please note that after-tax returns are shown only for the Institutional Class shares and may differ for each share class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows how the average annual total returns of the share classes presented compare with those of a broad-based market index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. In addition, please note that after-tax returns are shown only for the Institutional Class shares and may differ for each share class. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Whitebox Tactical Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_OtherExpensesOverAssets	7.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.00%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[1]
Net annual fund operating expenses	rr_NetExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	637
3 Years	rr_ExpenseExampleYear03	2,340
5 Years	rr_ExpenseExampleYear05	3,915
10 Years	rr_ExpenseExampleYear10	7,355
1 year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Whitebox Tactical Opportunities Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_OtherExpensesOverAssets	7.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.00%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[1]
Net annual fund operating expenses	rr_NetExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	196
3 Years	rr_ExpenseExampleYear03	1,979
5 Years	rr_ExpenseExampleYear05	3,628
10 Years	rr_ExpenseExampleYear10	7,231
1 year	rr_AverageAnnualReturnYear01	13.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Whitebox Tactical Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_OtherExpensesOverAssets	7.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.75%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[1]
Net annual fund operating expenses	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	1,913
5 Years	rr_ExpenseExampleYear05	3,532
10 Years	rr_ExpenseExampleYear10	7,098
2012	rr_AnnualReturn2012	14.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
1 year	rr_AverageAnnualReturnYear01	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	14.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Whitebox Tactical Opportunities Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.59%
Since Inception	rr_AverageAnnualReturnSinceInception	13.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Whitebox Tactical Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011
Whitebox Tactical Opportunities Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.41%
Since Inception	rr_AverageAnnualReturnSinceInception	14.59%
Whitebox Tactical Opportunities Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%

[1]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund's Investor Class shares, Advisor Class shares and Institutional Class shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. This agreement will continue at least through February 28, 2014 (subject to early termination only by the Board of Trustees). The Fund's investment adviser may recover waived fees and expenses for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations then in effect.

Whitebox Long Short Equity Fund
SUMMARY INFORMATION
Investment Objective.
The investment objective of Whitebox Long Short Equity Fund (the “Fund”) is to provide investors with a positive return regardless of the direction and fluctuations of the U.S. equity markets generally.
Fees and Expenses.
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of each Class of the Fund. You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” beginning on page 16 of this Prospectus and in “Purchase, Exchange & Redemption of Shares” beginning on page B-29 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Whitebox Long Short Equity Fund	Investor Shares	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Whitebox Long Short Equity Fund		Investor Shares	Advisor Shares	Institutional Shares
Management Fee		1.50%	1.50%	1.50%
Service (12b-1) Fee		0.25%	0.25%	none
Dividend and Interest Expense on Short Sales	[1][2]	0.11%	0.11%	0.11%
Interest Expense on Borrowed Funds	[1]	0.16%	0.16%	0.16%
Other Operating Expenses	[1]	0.46%	0.46%	0.46%
Total annual fund operating expenses		2.48%	2.48%	2.23%
Less: Contractual fee and expense waivers	[3]	(0.26%)	(0.26%)	(0.26%)
Net annual fund operating expenses		2.22%	2.22%	1.97%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. These estimated amounts include acquired fund fees and expenses.
[2]	The Fund is obligated to pay any interest incurred and dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the interest or dividend as an expense. These expenses are not fees charged to shareholders but are similar to finance charges incurred in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.95%, 1.95% and 1.70% of the average daily net assets for the Fund's Investor Shares, Advisor Shares and Institutional Shares, respectively, exclusive taxes and extraordinary expenses dividend expense, interest and other borrowing costs, acquired fund fees and expenses, and interest relating to short sales. As a result of such exclusions, the Fund's net annual fund operating expenses may exceed the expense limitations to the extent of such excluded expenses. This agreement will continue at least through October 31, 2013 (subject to early termination only by the Board of Trustees). Thereafter, it may be extended, modified or terminated by agreement of the Board of Trustees and the Fund's investment adviser. The Fund's investment adviser may recover waived fees and expenses, for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations then in effect and approval of such fees and expenses by the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Whitebox Long Short Equity Fund (USD $)	Investor Shares	Advisor Shares	Institutional Shares
1 Year	665	225	200
3 Years	1,165	748	673

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies.
In pursuing the Fund’s investment objective, the Adviser will construct a portfolio principally comprised of long and short positions of U.S. listed common stock. The portfolio will principally include only securities that trade more than $500,000 of equity per day in one of these markets. The Fund intends under normal market conditions to invest at least 80% of its net assets (including borrowings for investment purposes) in U.S. listed common stocks. Although the Fund may invest without limitation in common stock of any market capitalization, the Fund may be invested principally in common stock of small to medium-sized U.S. companies (which the Adviser defines as common stocks of U.S. companies that are eligible for inclusion in the Russell 2000 Index or Russell MidCap Index).

The Adviser will assimilate information from both quantitative and fundamental analyses to identify equity securities the Adviser believes are undervalued and to determine portfolio allocations. Rather than utilizing predetermined sell targets, the Adviser will actively monitor and re-evaluate the Fund’s investments and will sell a security when the Adviser believes it no longer has adequate potential to generate positive investment returns.

To achieve the Fund’s objective of providing investors with a positive return regardless of the direction and fluctuations of the U.S. equity markets generally, the Adviser will endeavor to manage the Fund’s portfolio as approximately “beta neutral”. Beta is a measurement of a stock’s expected volatility relative to the market. A stock with a beta of 1 moves approximately in sync with the market, while a stock with a higher beta tends to rise and fall to a greater degree than the overall market, and a stock with a lower beta tends to rise and fall to a lesser degree than the overall market. The Adviser will continually evaluate and, as needed, actively rebalance the Fund’s portfolio to maintain the Fund’s beta in normal market conditions within an approximate range of -0.2 to +0.2. The Adviser believes that this strategy should mitigate the Fund’s exposure to market risk and thereby result in the Fund’s investment returns being more predictable in all markets.

In normal market conditions, the Adviser expects that the Fund’s gross market exposure (long and short market exposure combined) may be as high as 200% of the Fund’s net asset value (“NAV”). Market exposure in excess of 100% of NAV is commonly referred to as “leverage.” The Adviser will achieve leverage through borrowing and through the use of derivatives (principally, total return swaps, options, futures and forward contracts). The use of these derivatives will be for speculative purposes as well as for hedging.

Although the Adviser believes the Fund’s beta-neutral strategy in normal market conditions will likely result in an approximate balance between long and short positions (with approximately one dollar of short exposure for every dollar of long exposure), the Adviser expects that the Fund will have a net long or net short market exposure at any given time. If the Fund’s gross leverage approached 200%, and long and short positions were equally weighted, the Fund would have long exposure approximating 100% of its NAV and short exposure also approximating 100% of its NAV.

The fund may invest in exchange-traded funds (“ETFs”). At the discretion of the Adviser, index ETF securities may be used to hedge the portfolio in lieu of individual stocks that are difficult to borrow, and ETFs may also be used to hedge excess beta exposure. The Adviser anticipates that, in normal market conditions, index hedging will range from 0% to approximately 50% of the short portfolio maintained by the Fund and will over time average approximately 30% of the short portfolio maintained by the Fund.

The Adviser expects that, in normal market conditions, the Fund’s net long or short exposure to any market sector will be less than 20% of the Fund’s NAV. As the Adviser pursues the Fund’s strategy of beta neutrality, the Fund may have somewhat higher exposure to one or more market sectors; however, the Adviser would not expect the Fund’s exposure to any market sector to exceed 30% of the Fund’s NAV in normal market conditions.

The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.
Principal Risks of Investing in the Fund.
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments. There can be no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a summary of the principal risks of investing in the Fund.
  Active and Frequent Trading. The Fund may engage in active and frequent trading of securities, including short-term trading. The Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of the Fund (for example, if the Adviser believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce that Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of a Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary income tax rates.
  Common Stock Risk. The Fund will invest primarily in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. The Fund seeks to invest in common stock of companies that are undervalued compared to their true worth (value stocks) or that are expected to grow earnings faster than the economy (growth stocks). If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.
  Sector Exposure Risk. As the Adviser pursues the Fund’s strategy of beta neutrality, the Fund may at any given time have exposure to one or more market sectors exceeding 20% of the Fund’s NAV. Such market sector exposure, will result in greater risk to the Fund to the financial, economic, business, and other developments affecting issuers in that sector.
  Counterparty Credit Risk. The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on a payment obligation to the Fund, this default may cause the value of an investment in Fund Shares to decrease. Swap agreements also may be considered to be illiquid.
  Derivative Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Risks related to specific types of derivatives are set forth below.
When the Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market.
  Total Return Swap Risk. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
  Futures Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Fund to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
  Forward Contract Risk. Investments in forward contracts may increase volatility and be subject to additional market, active management, currency, and counterparty risks as well as liquidity risk if the contract cannot be closed when desired. Instruments purchased on a when-issued or delayed-delivery basis may be subject to risk of loss if they decline in value prior to delivery, or if the counterparty defaults on its obligation.
  Option Risk. Option transactions in which the Fund expects to engage involve the specific risks described below: the Fund, as writer of an option, may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses on the Fund’s investments in options; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker used by the Fund could present risks for the Fund; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.
  Exchange-Traded Funds Risk. Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as the Fund. In addition, investments in ETFs have unique characteristics, including but not limited to, the expense structure and additional expenses associated with investing in ETFs. The price of an ETF can fluctuate over a wide range, and the Fund could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks unique to their structure: the market price of an ETF’s shares may trade at a discount to their net asset value, an active trading market for an ETF’s shares may not develop enough to ensure liquidity, and an ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

  In addition, if the Fund acquires shares of ETFs, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the underlying ETFs in which the Fund invests.
  Leverage Risk. In pursuing its investment objective, the Fund will employ substantial leverage. Leverage significantly increases the Fund’s market exposure and its risk and may lead to substantial losses. When the Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund’s NAV will increase or decrease more (depending upon the degree of leverage employed at such time) than if it had not borrowed money. In addition, the interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. Moreover, the use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.
  Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. Selection risk could cause the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. These risks are magnified by the Fund’s use of active and frequent trading of securities.
  Mid Cap Securities Risk. The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  New Fund Risk. The Fund is newly-formed. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding unless such segregated security is replaced with a security of equal value. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets (to cover borrowings and other financial exposure to which the Fund is subject) could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
  Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. Short sales involve both costs and risks. The Fund typically will not own the underlying securities that it sells short and must pay the lender interest on the security it borrows, and the risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.
  Small Cap Securities Risk. Small cap or emerging companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies. Securities of small cap and emerging companies may also be more thinly traded and less liquid than securities of larger companies.
  Strategy Risk. The strategies used by the Fund may fail to achieve the Fund’s investment objective. There is no guarantee that the use of long and short positions will succeed in limit the Fund’s exposure to market movements and other risk factors. Moreover, the strategies used by the Fund may be considered aggressive and speculative. Risks associated with the use of derivatives and leverage include potentially dramatic price changes (including losses) in the value of the Fund’s investments. An investment in the Fund should not be considered a complete investment program and may not be suitable for certain investors.

Performance Information.
The Fund is the successor to Whitebox Long Short Equity Partners, L.P. (the “Predecessor Fund”), a private investment company managed by the Adviser since June 1, 2004. On November 1, 2012, the Predecessor Fund was reorganized into the Fund, and the Fund assumed all of the Predecessor Fund’s assets and liabilities (including its investment portfolio). The Predecessor Fund’s investment policies, objectives, guidelines and restrictions are in all material respects equivalent to those to be employed by the Fund. The Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance.

The following bar chart and table show investment returns of the Predecessor Fund and Fund during each reported period; investment returns of the Predecessor Fund have been adjusted to reflect shareholder charges and anticipated operating expenses that investors in Institutional Class Shares bear. Actual Fund fees and expenses will vary based on the Class of Shares purchased, the Fund’s size and other factors. The Predecessor Fund’s and the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance information (including updated performance information) will be available by calling 855-296-2866 or by visiting the Fund’s website at www.whiteboxmutualfunds.com.
The bar chart below shows how the performance for the Predecessor Fund (adjusted to reflect net anticipated operating expenses, as set forth under “Fees and Expenses” above, that investors in Institutional Class Shares will bear) and the Fund (following its commencement of operations) varied from year to year. While the Investor Class shares, the Advisor Class shares and Institutional Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities, the performance of each Class will differ to the extent that the Classes do not have the same expenses.
Institutional Class Shares

Best Quarter (Second Quarter 2009): 21.77% Worst Quarter (Fourth Quarter 2008): -13.06%
The table that follows the bar chart shows how the Predecessor Fund’s and the Fund’s (following its commencement of operations) average annual returns (adjusted to reflect shareholder charges and net anticipated operating expenses that investors in Institutional Class Shares are expected to bear, as set forth under “Fees and Expenses” above), compare with those of two broad measures of market performance. Because the Predecessor Fund did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions, the following table is unable to show after-tax returns.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Whitebox Long Short Equity Fund		1 Year Return	5 Year Return	Since Inception Return	Inception Date
Institutional Class Shares		6.42%	5.29%	14.38%	Jun 1, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		13.41%	(0.58%)	2.63%
HFRI EH: Equity Market Neutral Index (reflects no deduction for fees, expenses or taxes)	[1]	3.27%	(0.16%)	2.39%
[1]	The HFRI EH Equity Market Neutral Index, a benchmark prepared by Hedge Fund Research, Inc., is designed to reflect performance of equity market neutral hedge funds by constructing composites of performance reported by hedge fund managers.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Whitebox Mutual Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Whitebox Long Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Whitebox Long Short Equity Fund (the “Fund”) is to provide investors with a positive return regardless of the direction and fluctuations of the U.S. equity markets generally.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of each Class of the Fund. You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” beginning on page 16 of this Prospectus and in “Purchase, Exchange & Redemption of Shares” beginning on page B-29 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year. These estimated amounts include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing the Fund’s investment objective, the Adviser will construct a portfolio principally comprised of long and short positions of U.S. listed common stock. The portfolio will principally include only securities that trade more than $500,000 of equity per day in one of these markets. The Fund intends under normal market conditions to invest at least 80% of its net assets (including borrowings for investment purposes) in U.S. listed common stocks. Although the Fund may invest without limitation in common stock of any market capitalization, the Fund may be invested principally in common stock of small to medium-sized U.S. companies (which the Adviser defines as common stocks of U.S. companies that are eligible for inclusion in the Russell 2000 Index or Russell MidCap Index).

The Adviser will assimilate information from both quantitative and fundamental analyses to identify equity securities the Adviser believes are undervalued and to determine portfolio allocations. Rather than utilizing predetermined sell targets, the Adviser will actively monitor and re-evaluate the Fund’s investments and will sell a security when the Adviser believes it no longer has adequate potential to generate positive investment returns.

To achieve the Fund’s objective of providing investors with a positive return regardless of the direction and fluctuations of the U.S. equity markets generally, the Adviser will endeavor to manage the Fund’s portfolio as approximately “beta neutral”. Beta is a measurement of a stock’s expected volatility relative to the market. A stock with a beta of 1 moves approximately in sync with the market, while a stock with a higher beta tends to rise and fall to a greater degree than the overall market, and a stock with a lower beta tends to rise and fall to a lesser degree than the overall market. The Adviser will continually evaluate and, as needed, actively rebalance the Fund’s portfolio to maintain the Fund’s beta in normal market conditions within an approximate range of -0.2 to +0.2. The Adviser believes that this strategy should mitigate the Fund’s exposure to market risk and thereby result in the Fund’s investment returns being more predictable in all markets.

In normal market conditions, the Adviser expects that the Fund’s gross market exposure (long and short market exposure combined) may be as high as 200% of the Fund’s net asset value (“NAV”). Market exposure in excess of 100% of NAV is commonly referred to as “leverage.” The Adviser will achieve leverage through borrowing and through the use of derivatives (principally, total return swaps, options, futures and forward contracts). The use of these derivatives will be for speculative purposes as well as for hedging.

Although the Adviser believes the Fund’s beta-neutral strategy in normal market conditions will likely result in an approximate balance between long and short positions (with approximately one dollar of short exposure for every dollar of long exposure), the Adviser expects that the Fund will have a net long or net short market exposure at any given time. If the Fund’s gross leverage approached 200%, and long and short positions were equally weighted, the Fund would have long exposure approximating 100% of its NAV and short exposure also approximating 100% of its NAV.

The fund may invest in exchange-traded funds (“ETFs”). At the discretion of the Adviser, index ETF securities may be used to hedge the portfolio in lieu of individual stocks that are difficult to borrow, and ETFs may also be used to hedge excess beta exposure. The Adviser anticipates that, in normal market conditions, index hedging will range from 0% to approximately 50% of the short portfolio maintained by the Fund and will over time average approximately 30% of the short portfolio maintained by the Fund.

The Adviser expects that, in normal market conditions, the Fund’s net long or short exposure to any market sector will be less than 20% of the Fund’s NAV. As the Adviser pursues the Fund’s strategy of beta neutrality, the Fund may have somewhat higher exposure to one or more market sectors; however, the Adviser would not expect the Fund’s exposure to any market sector to exceed 30% of the Fund’s NAV in normal market conditions.

		The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments. There can be no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a summary of the principal risks of investing in the Fund.
  Active and Frequent Trading. The Fund may engage in active and frequent trading of securities, including short-term trading. The Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of the Fund (for example, if the Adviser believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce that Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of a Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary income tax rates.
  Common Stock Risk. The Fund will invest primarily in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. The Fund seeks to invest in common stock of companies that are undervalued compared to their true worth (value stocks) or that are expected to grow earnings faster than the economy (growth stocks). If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.
  Sector Exposure Risk. As the Adviser pursues the Fund’s strategy of beta neutrality, the Fund may at any given time have exposure to one or more market sectors exceeding 20% of the Fund’s NAV. Such market sector exposure, will result in greater risk to the Fund to the financial, economic, business, and other developments affecting issuers in that sector.
  Counterparty Credit Risk. The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on a payment obligation to the Fund, this default may cause the value of an investment in Fund Shares to decrease. Swap agreements also may be considered to be illiquid.
  Derivative Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Risks related to specific types of derivatives are set forth below.
When the Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market.
  Total Return Swap Risk. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
  Futures Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Fund to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
  Forward Contract Risk. Investments in forward contracts may increase volatility and be subject to additional market, active management, currency, and counterparty risks as well as liquidity risk if the contract cannot be closed when desired. Instruments purchased on a when-issued or delayed-delivery basis may be subject to risk of loss if they decline in value prior to delivery, or if the counterparty defaults on its obligation.
  Option Risk. Option transactions in which the Fund expects to engage involve the specific risks described below: the Fund, as writer of an option, may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses on the Fund’s investments in options; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker used by the Fund could present risks for the Fund; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.
  Exchange-Traded Funds Risk. Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as the Fund. In addition, investments in ETFs have unique characteristics, including but not limited to, the expense structure and additional expenses associated with investing in ETFs. The price of an ETF can fluctuate over a wide range, and the Fund could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks unique to their structure: the market price of an ETF’s shares may trade at a discount to their net asset value, an active trading market for an ETF’s shares may not develop enough to ensure liquidity, and an ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

  In addition, if the Fund acquires shares of ETFs, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the underlying ETFs in which the Fund invests.
  Leverage Risk. In pursuing its investment objective, the Fund will employ substantial leverage. Leverage significantly increases the Fund’s market exposure and its risk and may lead to substantial losses. When the Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund’s NAV will increase or decrease more (depending upon the degree of leverage employed at such time) than if it had not borrowed money. In addition, the interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. Moreover, the use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.
  Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. Selection risk could cause the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. These risks are magnified by the Fund’s use of active and frequent trading of securities.
  Mid Cap Securities Risk. The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  New Fund Risk. The Fund is newly-formed. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding unless such segregated security is replaced with a security of equal value. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets (to cover borrowings and other financial exposure to which the Fund is subject) could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
  Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. Short sales involve both costs and risks. The Fund typically will not own the underlying securities that it sells short and must pay the lender interest on the security it borrows, and the risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.
  Small Cap Securities Risk. Small cap or emerging companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies. Securities of small cap and emerging companies may also be more thinly traded and less liquid than securities of larger companies.
  Strategy Risk. The strategies used by the Fund may fail to achieve the Fund’s investment objective. There is no guarantee that the use of long and short positions will succeed in limit the Fund’s exposure to market movements and other risk factors. Moreover, the strategies used by the Fund may be considered aggressive and speculative. Risks associated with the use of derivatives and leverage include potentially dramatic price changes (including losses) in the value of the Fund’s investments. An investment in the Fund should not be considered a complete investment program and may not be suitable for certain investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to Whitebox Long Short Equity Partners, L.P. (the “Predecessor Fund”), a private investment company managed by the Adviser since June 1, 2004. On November 1, 2012, the Predecessor Fund was reorganized into the Fund, and the Fund assumed all of the Predecessor Fund’s assets and liabilities (including its investment portfolio). The Predecessor Fund’s investment policies, objectives, guidelines and restrictions are in all material respects equivalent to those to be employed by the Fund. The Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance.

		The following bar chart and table show investment returns of the Predecessor Fund and Fund during each reported period; investment returns of the Predecessor Fund have been adjusted to reflect shareholder charges and anticipated operating expenses that investors in Institutional Class Shares bear. Actual Fund fees and expenses will vary based on the Class of Shares purchased, the Fund’s size and other factors. The Predecessor Fund’s and the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance information (including updated performance information) will be available by calling 855-296-2866 or by visiting the Fund’s website at www.whiteboxmutualfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show investment returns of the Predecessor Fund and Fund during each reported period; investment returns of the Predecessor Fund have been adjusted to reflect shareholder charges and anticipated operating expenses that investors in Institutional Class Shares bear.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-296-2866
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.whiteboxmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s and the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the performance for the Predecessor Fund (adjusted to reflect net anticipated operating expenses, as set forth under “Fees and Expenses” above, that investors in Institutional Class Shares will bear) and the Fund (following its commencement of operations) varied from year to year. While the Investor Class shares, the Advisor Class shares and Institutional Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities, the performance of each Class will differ to the extent that the Classes do not have the same expenses.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (Second Quarter 2009): 21.77% Worst Quarter (Fourth Quarter 2008): -13.06%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table that follows the bar chart shows how the Predecessor Fund’s and the Fund’s (following its commencement of operations) average annual returns (adjusted to reflect shareholder charges and net anticipated operating expenses that investors in Institutional Class Shares are expected to bear, as set forth under “Fees and Expenses” above), compare with those of two broad measures of market performance. Because the Predecessor Fund did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions, the following table is unable to show after-tax returns.
Whitebox Long Short Equity Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.50%
Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%	[1],[2]
Interest Expense on Borrowed Funds	rr_Component2OtherExpensesOverAssets	0.16%	[1]
Other Operating Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.48%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net annual fund operating expenses	rr_NetExpensesOverAssets	2.22%
1 Year	rr_ExpenseExampleYear01	665
3 Years	rr_ExpenseExampleYear03	1,165
Whitebox Long Short Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.50%
Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%	[1],[2]
Interest Expense on Borrowed Funds	rr_Component2OtherExpensesOverAssets	0.16%	[1]
Other Operating Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.48%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net annual fund operating expenses	rr_NetExpensesOverAssets	2.22%
1 Year	rr_ExpenseExampleYear01	225
3 Years	rr_ExpenseExampleYear03	748
Whitebox Long Short Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.50%
Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%	[1],[2]
Interest Expense on Borrowed Funds	rr_Component2OtherExpensesOverAssets	0.16%	[1]
Other Operating Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net annual fund operating expenses	rr_NetExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	673
2005	rr_AnnualReturn2005	12.85%
2006	rr_AnnualReturn2006	21.04%
2007	rr_AnnualReturn2007	57.26%
2008	rr_AnnualReturn2008	(18.60%)
2009	rr_AnnualReturn2009	53.83%
2010	rr_AnnualReturn2010	(4.57%)
2011	rr_AnnualReturn2011	1.74%
2012	rr_AnnualReturn2012	6.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.06%)
1 Year Return	rr_AverageAnnualReturnYear01	6.42%
5 Year Return	rr_AverageAnnualReturnYear05	5.29%
Since Inception Return	rr_AverageAnnualReturnSinceInception	14.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
Whitebox Long Short Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year Return	rr_AverageAnnualReturnYear01	13.41%
5 Year Return	rr_AverageAnnualReturnYear05	(0.58%)
Since Inception Return	rr_AverageAnnualReturnSinceInception	2.63%
Whitebox Long Short Equity Fund | HFRI EH: Equity Market Neutral Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year Return	rr_AverageAnnualReturnYear01	3.27%	[4]
5 Year Return	rr_AverageAnnualReturnYear05	(0.16%)	[4]
Since Inception Return	rr_AverageAnnualReturnSinceInception	2.39%	[4]

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. These estimated amounts include acquired fund fees and expenses.
[2]	The Fund is obligated to pay any interest incurred and dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the interest or dividend as an expense. These expenses are not fees charged to shareholders but are similar to finance charges incurred in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.95%, 1.95% and 1.70% of the average daily net assets for the Fund's Investor Shares, Advisor Shares and Institutional Shares, respectively, exclusive taxes and extraordinary expenses dividend expense, interest and other borrowing costs, acquired fund fees and expenses, and interest relating to short sales. As a result of such exclusions, the Fund's net annual fund operating expenses may exceed the expense limitations to the extent of such excluded expenses. This agreement will continue at least through October 31, 2013 (subject to early termination only by the Board of Trustees). Thereafter, it may be extended, modified or terminated by agreement of the Board of Trustees and the Fund's investment adviser. The Fund's investment adviser may recover waived fees and expenses, for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations then in effect and approval of such fees and expenses by the Board of Trustees.
[4]	The HFRI EH Equity Market Neutral Index, a benchmark prepared by Hedge Fund Research, Inc., is designed to reflect performance of equity market neutral hedge funds by constructing composites of performance reported by hedge fund managers.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Whitebox Mutual Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013